FEDERATED INCOME SECURITIES TRUST

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                August 14, 2006



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, DC  20549


     RE:  Form N-14
          FEDERATED INCOME SECURITIES TRUST
             Federated Short-Term Income Fund (the "Fund")
          1933 Act File No. 333-136577
          1940 Act File No. 811-4577


Dear Sir or Madam:

       Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on August 11, 2006 for Federated Income Securities Trust ("Trust").

       This  filing  is  being  made  solely   to   include  an  acquisition  of
series/class numbers which was inadvertently not included in the N-14 filed on August 11, 2006.

       In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

       It is proposed that this Registration Statement is to become effective on September 18, 2006, pursuant to Rule 488. We would appreciate receiving any comments you may have by August 31, 2006, in order to meet our print production schedule.

       Please  contact  Alice  Helscher  at  412.288.1202   with  any  questions
regarding this filing.


                                                     Very truly yours,



                                                     /s/ Alice B. Helscher
                                                     Alice B. Helscher
                                                     Paralegal
Enclosures